Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	SUPPLEMENT DATED FEBRUARY 28, 2025 TO THE CURRENT SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR: Invesco Gold & Special Minerals Fund (the “Fund”)